TAXES - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	€ 2,120	€ 2,181
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	51	15
Effect of tax rate changes on income statement	3	(38)	€ (16)
Amounts charged/(credited) directly to OCI	(10)	(44)
Amount charged/credited to equity (excluding effect of tax rate changes)	(2)	12
Effect of movements in foreign exchange	14	(6)
As at 31 December 2019	2,176	2,120	2,181
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	1,949	1,997
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	2	(3)
Effect of tax rate changes on income statement	2	(40)
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	13	(5)
As at 31 December 2019	1,966	1,949	1,997
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	212	237
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	10	(23)
Effect of tax rate changes on income statement	1	(1)
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	1	(1)
As at 31 December 2019	224	212	237
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	15	31
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(10)	28
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	2	(44)
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	0	0
As at 31 December 2019	7	15	31
Net operating loss and other carryforwards
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	(4)	(14)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	0	10
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	0	0
As at 31 December 2019	(4)	(4)	(14)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	(81)	(83)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	36	(9)
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	(12)	0
Amount charged/credited to equity (excluding effect of tax rate changes)	(2)	11
Effect of movements in foreign exchange	0	0
As at 31 December 2019	(59)	(81)	(83)
Tax credit carryforwards, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	(12)	(28)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	9	11
Effect of tax rate changes on income statement	0	4
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	1
Effect of movements in foreign exchange	0	0
As at 31 December 2019	(3)	(12)	(28)
Other, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2018	41	41
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	4	1
Effect of tax rate changes on income statement	0	(1)
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	0	0
As at 31 December 2019	€ 45	€ 41	€ 41